Subordinated liabilities - HSBC Holdings' subordinated liabilities in issue (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 JPY (¥)	Nov. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,642,520,000,000							$ 2,623,757,000,000
Issued by HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	127,985,000,000							122,531,000,000
Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	26,427,000,000							22,659,000,000
Borrowings Issued To Third Parties, Tier 2 Securities | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	25,527,000,000							21,759,000,000
4.250% Subordinated Notes due 2024 (US404280AP48) | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 2,000,000,000
Borrowings interest rate	4.25%	4.25%	4.25%	4.25%	4.25%
Financial liabilities	$ 1,941,000,000							2,072,000,000
4.250% Subordinated Notes due 2025 (US404280AU33) | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 1,500,000,000
Borrowings interest rate	4.25%	4.25%	4.25%	4.25%	4.25%
Financial liabilities	$ 1,450,000,000							1,615,000,000
4.375% Subordinated Notes due 2026 (US404280BH13) | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 1,500,000,000
Borrowings interest rate	4.375%	4.375%	4.375%	4.375%	4.375%
Financial liabilities	$ 1,450,000,000							1,641,000,000
7.625% Subordinated Notes due 2032 (US404280AF65) | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 264,000,000
Borrowings interest rate	7.625%	7.625%	7.625%	7.625%	7.625%
Financial liabilities	$ 308,000,000							536,000,000
Borrowings	264,000,000					$ 488,000,000
Subordinated Notes Due May 2032 2 | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 223,000,000
Borrowings interest rate	7.625%	7.625%	7.625%	7.625%	7.625%
Financial liabilities	$ 223,000,000							0
7.35% Subordinated Notes due 2032 (US404280AE90) | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 125,000,000
Borrowings interest rate	7.35%	7.35%	7.35%	7.35%	7.35%
Financial liabilities	$ 143,000,000							241,000,000
Borrowings	125,000,000					$ 222,000,000
Subordinated Notes Due November 2032 2 | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 97,000,000
Borrowings interest rate	7.35%	7.35%	7.35%	7.35%	7.35%
Financial liabilities	$ 97,000,000							0
6.5% Subordinated Notes 2036 (US404280AG49) | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 1,431,000,000						$ 2,000,000,000
Borrowings interest rate	6.50%	6.50%	6.50%	6.50%	6.50%
Financial liabilities	$ 1,461,000,000							2,032,000,000
Subordinated Notes Due May 2036 2 | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 569,000,000
Borrowings interest rate	6.50%	6.50%	6.50%	6.50%	6.50%
Financial liabilities	$ 568,000,000							0
6.5% Subordinated Notes 2037 (US404280AH22) | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 1,515,000,000						2,500,000,000
Borrowings interest rate	6.50%	6.50%	6.50%	6.50%	6.50%
Financial liabilities	$ 1,178,000,000							2,825,000,000
Subordinated Notes Due September 2037 2 | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 985,000,000
Borrowings interest rate	6.50%	6.50%	6.50%	6.50%	6.50%
Financial liabilities	$ 977,000,000							0
6.8% Subordinated Notes Due 2038 (US404280AJ87) | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 961,000,000						$ 1,500,000,000
Borrowings interest rate	6.80%	6.80%	6.80%	6.80%	6.80%
Financial liabilities	$ 953,000,000							1,491,000,000
Subordinated Notes Due June 2038 2 | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 539,000,000
Borrowings interest rate	6.80%	6.80%	6.80%	6.80%	6.80%
Financial liabilities	$ 540,000,000							0
5.250% Subordinated Notes due 2044 (US404280AQ21) | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 1,500,000,000
Borrowings interest rate	5.25%	5.25%	5.25%	5.25%	5.25%
Financial liabilities	$ 1,447,000,000							1,946,000,000
Subordinated Notes Due March 2033 | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 2,000,000,000
Borrowings interest rate	4.762%	4.762%	4.762%	4.762%	4.762%
Financial liabilities	$ 1,766,000,000							0
Subordinated Notes Due November 2033 | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 2,000,000,000
Borrowings interest rate	8.113%	8.113%	8.113%	8.113%	8.113%
Financial liabilities	$ 2,008,000,000							0
5.75% Subordinated Notes Due December 2027 | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | £			£ 650,000,000
Borrowings interest rate	5.75%	5.75%	5.75%	5.75%	5.75%
Financial liabilities	$ 775,000,000							1,040,000,000
6.75% Subordinated Notes Due September 2028 | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | £			£ 650,000,000
Borrowings interest rate	6.75%	6.75%	6.75%	6.75%	6.75%
Financial liabilities	$ 816,000,000							877,000,000
7.0% Subordinated Notes Due April 2038 | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | £			£ 750,000,000
Borrowings interest rate	7.00%	7.00%	7.00%	7.00%	7.00%
Financial liabilities	$ 817,000,000							1,082,000,000
6.0% Subordinated Notes Due March 2040 | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | £			£ 900,000,000
Borrowings interest rate	6.00%	6.00%	6.00%	6.00%	6.00%
Financial liabilities	$ 776,000,000							1,320,000,000
Subordinated Notes Due November 2034 | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | £			£ 1,000,000,000
Borrowings interest rate	8.201%	8.201%	8.201%	8.201%	8.201%
Financial liabilities	$ 1,252,000,000							0
3.0% Subordinated Notes Due June 2025 | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | €		€ 1,500,000,000
Borrowings interest rate	3.00%	3.00%	3.00%	3.00%	3.00%
Financial liabilities	$ 1,492,000,000							1,737,000,000
3.125% Subordinated Notes Due June 2028 | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | €		€ 1,000,000,000
Borrowings interest rate	3.125%	3.125%	3.125%	3.125%	3.125%
Financial liabilities	$ 991,000,000							1,304,000,000
Subordinated Notes Due November 2032 3 | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | €		€ 1,250,000,000
Borrowings interest rate	6.364%	6.364%	6.364%	6.364%	6.364%
Financial liabilities	$ 1,316,000,000							0
Subordinated Notes Due June 2032 | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount				$ 900,000,000
Borrowings interest rate	5.25%	5.25%	5.25%	5.25%	5.25%
Financial liabilities	$ 694,000,000							0
Subordinated Notes Due September 2032 | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | ¥					¥ 11,900,000,000
Borrowings interest rate	2.50%	2.50%	2.50%	2.50%	2.50%
Financial liabilities	$ 88,000,000							0
Borrowings Issued To Related Parties | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	900,000,000							900,000,000
10.176% Subordinated Step-up Cumulative Notes Due June 2040 | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 900,000,000
Borrowings interest rate	10.176%	10.176%	10.176%	10.176%	10.176%
Financial liabilities	$ 900,000,000							$ 900,000,000